UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(formerly, Dreyfus New York Tax Exempt Money Market Fund)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	11/30/2007

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus New York
AMT-Free Municipal
Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York AMT-Free Municipal Money Market Fund, covering the six-month period from June 1, 2007, through November 30, 2007.

The past few months have been filled with greater swings in security valuations than we’ve seen in several years,as the economic cycle matured and a credit crisis stemming from the sub-prime mortgage sector of the taxable bond market has affected virtually all areas of the financial markets, including, to some extent, money market funds. A high degree of leverage within parts of the financial system made these price fluctuations more intense than they otherwise might have been. In the ensuing “flight to quality” among investors, “liquid asset” investments such as money market funds realized tremendous inflows of assets from investors affected by the heightened volatility and from those simply awaiting a clearer picture by the Fed on the direction of the U.S. economy.

Although we expect slower financial conditions in 2008, lower short-term interest rates from the Fed may help forestall a technical recession. As was widely anticipated, at its December 11 meeting the Fed took action and lowered its overnight rate to 4.25% . Despite this recent rate cut, investors will continue to closely monitor the credit markets and signals by the Fed on the state of the U.S economy in 2008. During times like these, it is a good time to review your portfolio with your financial advisor, who can help you consider whether to reposition your investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 17, 2007
2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2007, through November 30, 2007, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

Yields of tax-exempt money market securities began to decline over the last few months of the reporting period, when the Federal Reserve Board (the “Fed”) reduced key short-term interest rates in an attempt to address an intensifying credit crisis and forestall a potential recession.

For the six-month period ended November 30, 2007, Dreyfus New York AMT-Free Municipal Money Market Fund produced an annualized yield of 3.03% and, taking into account the effects of compounding, an annualized effective yield of 3.07% .1

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”). Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

The Fed Eased Monetary Policy Amid Economic and Credit Concerns

For much of the reporting period, the Fed left short-term interest rates unchanged amid mixed economic signals. As a result, tax-exempt money market yields remained relatively stable through the spring of 2007. However, market conditions changed dramatically over the summer, when turmoil stemming from rising defaults in the sub-prime mortgage market spread to other areas of the financial markets. Even longer-term municipal bonds, which have no direct exposure to sub-prime lending, were affected by selling pressure when investors flocked to the relative safe haven of U.S.Treasury securities.

The Fed attempted to promote greater market liquidity in August by reducing the discount rate, the interest rate it charges banks for overnight loans. In September, the Fed reduced the federal funds rate, the interest rate banks charge one another for overnight loans, by a larger-than-expected 50 basis points in order to stimulate the slowing U.S. economy. Another cut in the federal funds rate followed in October, leaving the benchmark overnight rate at 4.5% at the reporting period’s end.

The tax-exempt money markets also were influenced by supply-and-demand forces. Investor demand intensified during the flight to quality, and tax-exempt money market assets set record highs. Rising demand was met with an ample supply of variable rate demand notes and tender option bonds, which put upward pressure on yields at the short end of the tax-exempt money market’s maturity range. At times during the reporting period, yields of these floating-rate instruments were higher than those of longer-dated municipal notes.

New York’s fiscal condition generally has remained sound, supported by a diverse economy and recent efforts to adopt budgetary and spending controls. However, challenges remain for New York, as recent

4

losses among major Wall Street banks and brokerage firms may constrain tax revenues at a time when the state is contending with future budget deficits and a rising debt load.

A Conservative Investment Posture Warranted in an Uncertain Market

We generally maintained a conservative investment posture, focusing whenever possible on municipal instruments issued directly by New York city, New York state, New York school districts and other entities with high credit ratings and ample revenue streams. In anticipation of lower short-term interest rates, we set the fund’s weighted average maturity in a range that was slightly longer than industry averages. Whenever it was practical to do so, we “laddered” the fund’s holdings to help protect it from unexpected interest-rate fluctuations.As always, our research staff employed rigorous credit standards, which, in our judgment, became even more important in the recent credit crisis.

As of the reporting period’s end, the Fed appears likely to implement one or more additional reductions in short-term interest rates. We believe that the fund’s relatively long weighted average maturity positions should enable it to capture incrementally higher yields should short-term interest rates decline further.

Lastly, we have reduced the fund’s holdings of instruments that may be subject to the AMT.We expect that by January 1, 2008, the fund will no longer own money market instruments that pay interest that is subject to the AMT.

December 17, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Money Market Fund from June 1, 2007 to November 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2007

Expenses paid per $1,000 †	$ 3.27
Ending value (after expenses)	$1,015.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2007

Expenses paid per $1,000 †	$ 3.29
Ending value (after expenses)	$1,021.75

† Expenses are equal to the fund’s annualized expense ratio of .65%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2007 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—97.9%	Rate (%)	Date	Amount ($)	Value ($)

New York—94.9%
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth, N.A.)	3.61	12/7/07	4,300,000 [a]	4,300,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	3.66	12/7/07	2,900,000 [a]	2,900,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)	3.61	12/7/07	1,000,000 [a]	1,000,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key
Bank)	3.65	12/7/07	4,400,000 [a]	4,400,000
Amsterdam Enlarged City School
District, GO Notes, BAN	4.00	7/3/08	1,000,000	1,001,410
Avoca Central School District,
GO Notes, BAN	4.00	6/26/08	1,700,000	1,701,860
Binghamton,
GO Notes, BAN	4.25	2/1/08	297,843	298,085
Chautauqua County,
GO Notes, TAN	4.00	12/21/07	3,000,000	3,000,637
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project) (LOC;
Key Bank)	3.65	12/7/07	945,000 [a]	945,000
Cincinnatus Central School
District, GO Notes, BAN	4.00	6/18/08	3,000,000	3,003,934
Colonie,
GO Notes, BAN	4.00	4/4/08	1,073,000	1,073,888
Colonie,
GO Notes, BAN	4.00	4/4/08	1,010,000	1,011,703

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Colonie,
GO Notes, BAN	4.25	4/4/08	6,000,000	6,008,859
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	3.61	12/7/07	1,800,000 [a]	1,800,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	3.65	12/7/07	2,710,000 [a]	2,710,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities
Inc. Project) (LOC; Key Bank)	3.65	12/7/07	1,255,000 [a]	1,255,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project) (LOC;
Fifth Third Bank)	3.63	12/7/07	1,265,000 [a]	1,265,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	3.65	12/7/07	2,320,000 [a]	2,320,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy
Association Project) (LOC; Key
Bank)	3.65	12/7/07	665,000 [a]	665,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	4.03	12/7/07	5,085,000 [a,b]	5,085,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,002,628
Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,100,000	2,105,336

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	3.65	12/7/07	1,795,000 [a]	1,795,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.68	12/7/07	13,800,000 [a,b]	13,800,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	3.69	12/7/07	10,000,000 [a,b]	10,000,000
Monroe County,
GO Notes, RAN	4.00	4/15/08	6,000,000	6,008,795
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.63	12/7/07	2,400,000 [a]	2,400,000
Monroe County Industrial
Development Agency, IDR
(Axelrod Realty Partnership
Facility) (LOC; JPMorgan Chase
Bank)	3.90	12/1/07	390,000	390,000
Monroe County Industrial
Development Agency, IDR
(National Development Council
Multi-Issue Facilities) (LOC;
HSBC Bank USA)	4.04	6/16/08	550,000	550,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.61	12/7/07	11,730,000 [a]	11,730,000
New York City	4.00	3/15/08	100,000	100,000
New York City	4.00	8/1/08	250,000	250,319

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City
(Liquidity Facility; Merrill Lynch)	3.70	12/7/07	5,000,000 [a,b]	5,000,000
New York City
(LOC; Westdeutsche Landesbank)	3.50	12/1/07	3,000,000 [a]	3,000,000
New York City
(Putters Program) (Insured;
FSA and Liquidity Facility;
JPMorgan Chase Bank)	3.63	12/7/07	1,000,000 [a,b]	1,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	3.61	12/7/07	5,250,000 [a]	5,250,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	3.63	12/7/07	4,900,000 [a]	4,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key Bank)	3.60	12/7/07	1,945,000 [a]	1,945,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.66	12/7/07	1,140,000 [a]	1,140,000
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	4.03	12/7/07	4,760,000 [a,b]	4,760,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.03	12/7/07	7,330,000 [a,b]	7,330,000
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group) (Liquidity Facility;
Merrill Lynch)	3.70	12/7/07	2,100,000 [a,b]	2,100,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.62	12/7/07	10,600,000 [a]	10,600,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
and LOC; Citigroup)	3.67	12/7/07	5,600,000 [a,b]	5,600,000
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,100,000	1,101,450
Olean,
GO Notes RAN	4.00	8/14/08	1,700,000	1,702,293
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; Citizens Bank
of Massachusetts)	3.61	12/7/07	3,395,000 [a]	3,395,000
Orangetown,
GO Notes, BAN	4.00	10/3/08	1,000,000	1,004,618
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	3.68	12/7/07	2,660,000 [a]	2,660,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	3.63	12/7/07	2,180,000 [a]	2,180,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	3.65	12/7/07	3,300,000 [a]	3,300,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	3,800,000	3,811,474
Poughkeepsie,
Public Improvement GO Notes
(Insured; MBIA)	4.00	6/15/08	162,930	163,098

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.63	12/7/07	4,300,000 [a]	4,300,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T Bank)	3.66	12/7/07	2,170,000 [a]	2,170,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	3.62	12/7/07	8,400,000 [a]	8,400,000
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	3.65	12/7/07	1,520,000 [a]	1,520,000
South Country Central School
District at Brookhaven, GO
Notes, BAN	4.25	1/18/08	1,000,000	1,000,569
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	3.64	12/7/07	2,785,000 [a]	2,785,000
Syracuse,
GO Notes Public Improvement
(City School District
Purposes) (Insured; FGIC)	4.00	12/1/07	250,000	250,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.66	12/7/07	2,300,000 [a]	2,300,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/08	150,000	150,800

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/08	1,250,000	1,256,874
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Putters Program)
(LOC; JPMorgan Chase Bank)	3.67	12/7/07	4,995,000 [a,b]	4,995,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.03	12/7/07	2,000,000 [a,b]	2,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.03	12/7/07	3,280,000 [a,b]	3,280,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	1,900,000	1,902,138
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.60	12/7/07	1,700,000 [a]	1,700,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	3.61	12/7/07	2,055,000 [a]	2,055,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	3.64	12/7/07	3,080,000 [a]	3,080,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish
Banks)	3.64	12/7/07	4,800,000 [a]	4,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	4.03	12/7/07	4,300,000 [a,b]	4,300,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.03	12/7/07	5,050,000 [a,b]	5,050,000
U.S. Related—3.0%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.66	12/7/07	7,000,000 [a,b]	7,000,000

Total Investments (cost $232,115,768)			97.9%	232,115,768

Cash and Receivables (Net)			2.1%	4,885,539

Net Assets			100.0%	237,001,307

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $81,300,000 or 34.3% of net assets.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	73.2
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	1.8
Not Rated [d]		Not Rated [d]		Not Rated [d]	25.0
					100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES November 30, 2007 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	232,115,768	232,115,768
Cash		2,994,576
Interest receivable		2,137,843
Prepaid expenses		12,214
		237,260,401

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		125,734
Payable for shares of Beneficial Interest redeemed		75,013
Accrued expenses		58,347
		259,094

Net Assets ($)		237,001,307

Composition of Net Assets ($):
Paid-in capital		237,001,307

Net Assets ($)		237,001,307

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		237,034,418
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended November 30, 2007 (Unaudited)
Investment Income ($):
Interest Income	4,362,023
Expenses:
Management fee—Note 2(a)	591,368
Shareholder servicing costs—Note 2(b)	98,763
Professional fees	29,590
Trustees’ fees and expenses—Note 2(c)	9,589
Prospectus and shareholders’ reports	9,046
Custodian fees—Note 2(b)	8,748
Registration fees	7,609
Miscellaneous	12,599
Total Expenses	767,312
Less—reduction in custody fees due to earnings credits—Note 1(b)	(524)
Net Expenses	766,788
Investment Income—Net, representing net income
in net assets resulting from operations	3,595,235

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007	Year Ended
	(Unaudited)	May 31, 2007

Operations ($):
Investment Income—Net, representing
net income in net assets
resulting from operations	3,595,235	7,240,479

Dividends to Shareholders from ($):
Investment income—net	(3,595,235)	(7,249,966)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	112,212,295	173,782,523
Dividends reinvested	3,460,117	7,004,015
Cost of shares redeemed	(109,865,978)	(236,360,474)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,806,434	(55,573,936)
Total Increase (Decrease) in Net Assets	5,806,434	(55,583,423)

Net Assets ($):
Beginning of Period	231,194,873	286,778,296
End of Period	237,001,307	231,194,873

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2007			Year Ended May 31,

	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.030	.022	.010	.004	.008
Distributions:
Dividends from investment
income—net	(.015)	(.030)	(.022)	(.010)	(.004)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.05[a]	3.03	2.26	1.05	.39	.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65[a]	.68	.66	.67	.66	.66
Ratio of net expenses
to average net assets	.65[a]	.68	.65	.66	.66	.66
Ratio of net investment income
to average net assets	3.04[a]	2.99	2.24	1.03	.39	.75

Net Assets, end of period
($ x 1,000)	237,001	231,195	286,778	260,778	276,244	290,038
[a] Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

At a meeting of the fund’s Board of Trustees held on July 17, 2007, the Board of Trustees approved, effective on or about January 1, 2008, a proposal to change the name of the fund from “Dreyfus New York Tax Exempt Money Market Fund” to “Dreyfus New York AMT-Free Tax Exempt Money Market Fund.” By subsequent Board action, the Board approved re-naming the fund “Dreyfus New York AMT-Free Municipal Money Market Fund,” which change occurred on January 1, 2008.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

22

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax characters of distributions paid to shareholders during the fiscal year ended May 31, 2007 were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2007, the fund was charged $65,333 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2007, the fund was charged $22,878 pursuant to the transfer agency agreement.

24

Effective July 1 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, the fund was charged $8,639 for providing custodial services for the fund for the five months ended November 30, 2007. Prior to becoming an affiliate, The Bank of New York was paid $109 for custody services to the fund for the one month ended June 30, 2007.

During the period ended November 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,929, custodian fees $17,191, chief compliance officer fees $3,214 and transfer agency per account fees $9,400.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 29, 2007 and October 30, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and

26

expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper, all for various periods ended September 30, 2007. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee was higher than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was less than one basis point higher than the Expense Group median and slightly higher than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved second quintile (the first quintile being the highest performance ranking group) total return rankings in its Performance Group, and returns slightly lower than the Expense Universe median, for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

28

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

NOTES

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

>
Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)